SCHEDULE OF INTANGIBLE ASSETS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Subtotal	¥ 430,313	¥ 311,387
Less: accumulated amortization	(219,749)	(178,161)
Intangible assets, net	210,564	133,226
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	63,860	63,860
Favourable Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	247,527	247,527
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	¥ 118,926